NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2015 and 2014 are summarized as follows:

	December 31,
	2015	2014
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,583	11,879
Leasehold improvements	10,717	10,802
Furniture and equipment	12,905	12,741
Construction in process	30	1,233
	41,981	41,401
Accumulated depreciation and amortization	(20,793)	(19,690)
Premises and equipment, net	$21,188	$21,711

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings (loss) per share is as follows:

	Years Ended December 31,
	2015	2014	2013
	(Dollars In Thousands, Except Per Share Amounts)

Net income (loss)	$4,348	$4,411	$(855)
Weighted average common shares outstanding:
Basic	11,976,291	12,313,549	10,434,191
Effect of dilutive stock options	29,696	33,580	—
Diluted	12,005,987	12,347,129	10,434,191

Earnings (loss) per share:
Basic	$0.36	$0.36	$(0.08)
Diluted	$0.36	$0.36	$(0.08)